SHAREHOLDER’S EQUITY - Narrative (Details)		1 Months Ended		3 Months Ended		9 Months Ended
	Jul. 01, 2024	Jul. 31, 2024 shares	Sep. 30, 2023 USD ($) shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Jul. 09, 2024 shares	Jul. 08, 2024 shares	Feb. 20, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares
Class of Stock [Line Items]
Common stock, authorized (in shares)				50,000,000	50,000,000	50,000,000			50,000,000	0
Preferred stock, authorized (in shares)				10,000	10,000	10,000			10,000	0
Preferred stock, par value (in usd per share) | $ / shares				$ 0.01	$ 0.01	$ 0.01			$ 0.01	$ 0.01
Preferred stock, issued (in shares)				0	0	0				0
Preferred stock, outstanding (in shares)				0	0	0				0
Common stock, issued (in shares)				6,925,395	6,925,395	6,925,395				0
Common stock, outstanding (in shares)				6,925,395	6,925,395	6,925,395	6,889,032	6,889,032		0
Share limit (in shares)				551,122	551,122	551,122
Stock-based compensation | $			$ 0	$ 160,139		$ 160,139
Cost not yet recognized | $				$ 1,300,000	$ 1,300,000	$ 1,300,000
Cost not yet recognized, period for recognition						2 years 2 months 23 days
Restricted Stock
Class of Stock [Line Items]
Shares, outstanding (in shares)							88,685
Converted (in shares)				88,685	88,685	88,685	88,685
Restricted stock, granted (in shares)			0	36,363	36,363
Fair value of shares vested | $				$ 11,800		$ 11,800
Granted (in dollars per share) | $ / shares				$ 13.75	$ 13.75
Equity Incentive Plan 2024
Class of Stock [Line Items]
Stock-based compensation | $			$ 0	$ 200,000		$ 200,000
Equity Incentive Plan 2024 | Restricted Stock
Class of Stock [Line Items]
Restricted stock, granted (in shares)		36,363
Vesting period		3 years
Restricted stock under 2024 plan (in shares)				36,363	36,363	36,363
Equity Incentive Plan 2024 | Restricted Stock | Tranche one
Class of Stock [Line Items]
Vesting percentage		33.00%
Equity Incentive Plan 2024 | Restricted Stock | Tranche two
Class of Stock [Line Items]
Vesting percentage		33.00%
Equity Incentive Plan 2024 | Restricted Stock | Tranche three
Class of Stock [Line Items]
Vesting percentage		33.00%
Common Stock
Class of Stock [Line Items]
Stock split conversion ratio	68,890.32
Exchange ratio								0.3333